JPMorgan Hedged Equity 2 Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.0%
Aerospace & Defense — 1.3%
Howmet Aerospace, Inc.	241	11,131
RTX Corp.	391	28,157
Textron, Inc.	242	18,935
		58,223
Air Freight & Logistics — 1.1%
FedEx Corp.	57	14,936
United Parcel Service, Inc., Class B	239	37,293
		52,229
Automobile Components — 0.2%
Aptiv plc *	98	9,708
Automobiles — 1.7%
Tesla, Inc. *	309	77,378
Banks — 3.3%
Bank of America Corp.	1,752	47,964
Citigroup, Inc.	409	16,837
Fifth Third Bancorp	417	10,573
Truist Financial Corp.	688	19,688
US Bancorp	649	21,446
Wells Fargo & Co.	911	37,210
		153,718
Beverages — 2.2%
Coca-Cola Co. (The)	980	54,886
Constellation Brands, Inc., Class A	34	8,557
Monster Beverage Corp. *	144	7,598
PepsiCo, Inc.	171	29,049
		100,090
Biotechnology — 3.0%
AbbVie, Inc.	386	57,511
Biogen, Inc. *	53	13,658
BioMarin Pharmaceutical, Inc. *	48	4,216
Neurocrine Biosciences, Inc. *	26	2,958
Regeneron Pharmaceuticals, Inc. *	34	27,885
Sarepta Therapeutics, Inc. *	38	4,650
Vertex Pharmaceuticals, Inc. *	79	27,285
		138,163
Broadline Retail — 3.6%
Amazon.com, Inc. *	1,290	164,042
Building Products — 0.9%
Masco Corp.	190	10,181
Trane Technologies plc	164	33,212
		43,393
Capital Markets — 2.4%
Blackstone, Inc.	36	3,885

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Charles Schwab Corp. (The)	184	10,084
CME Group, Inc.	151	30,229
Intercontinental Exchange, Inc.	159	17,521
Morgan Stanley	254	20,735
Raymond James Financial, Inc.	101	10,141
S&P Global, Inc.	46	16,901
State Street Corp.	55	3,674
		113,170
Chemicals — 2.0%
Air Products and Chemicals, Inc.	48	13,714
Dow, Inc.	349	17,990
Eastman Chemical Co.	142	10,875
Linde plc	84	31,083
LyondellBasell Industries NV, Class A	98	9,284
PPG Industries, Inc.	67	8,705
		91,651
Commercial Services & Supplies — 0.2%
Cintas Corp.	15	7,354
Communications Equipment — 0.2%
Motorola Solutions, Inc.	29	7,802
Consumer Finance — 0.1%
American Express Co.	46	6,789
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	75	42,484
Walmart, Inc.	187	29,823
		72,307
Distributors — 0.1%
LKQ Corp.	76	3,739
Electric Utilities — 1.2%
Constellation Energy Corp.	61	6,667
NextEra Energy, Inc.	528	30,257
PG&E Corp. *	1,226	19,773
		56,697
Electrical Equipment — 0.6%
Eaton Corp. plc	137	29,269
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	155	4,731
Keysight Technologies, Inc. *	41	5,378
		10,109
Energy Equipment & Services — 0.1%
Baker Hughes Co.	178	6,284

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — 0.5%
Netflix, Inc. *	54	20,376
Warner Bros Discovery, Inc. *	213	2,310
		22,686
Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B *	188	66,118
FleetCor Technologies, Inc. *	68	17,313
Mastercard, Inc., Class A (a)	182	71,964
Visa, Inc., Class A (a)	225	51,695
		207,090
Food Products — 0.7%
Mondelez International, Inc., Class A	443	30,742
Ground Transportation — 0.9%
CSX Corp.	292	8,986
Norfolk Southern Corp.	55	10,770
Uber Technologies, Inc. *	198	9,120
Union Pacific Corp.	59	11,974
		40,850
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	268	25,919
Baxter International, Inc.	246	9,291
Becton Dickinson & Co.	35	8,990
Boston Scientific Corp. *	386	20,390
Dexcom, Inc. *	47	4,430
Intuitive Surgical, Inc. *	58	16,895
Medtronic plc	174	13,671
ResMed, Inc.	17	2,504
Stryker Corp.	43	11,695
		113,785
Health Care Providers & Services — 2.9%
Centene Corp. *	191	13,173
CVS Health Corp.	92	6,402
Elevance Health, Inc.	46	20,079
Humana, Inc.	25	12,216
McKesson Corp.	21	8,875
UnitedHealth Group, Inc. (a)	149	75,275
		136,020
Health Care REITs — 0.3%
Ventas, Inc.	366	15,430
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc. *	10	32,243
Chipotle Mexican Grill, Inc. *	13	23,160
Domino's Pizza, Inc.	10	3,668
Expedia Group, Inc. *	144	14,818
Marriott International, Inc., Class A	80	15,768

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd. *	26	2,370
Yum! Brands, Inc.	129	16,161
		108,188
Household Durables — 0.3%
Lennar Corp., Class A	38	4,279
Toll Brothers, Inc.	75	5,495
Whirlpool Corp.	18	2,437
		12,211
Household Products — 0.9%
Church & Dwight Co., Inc.	127	11,617
Colgate-Palmolive Co.	36	2,595
Procter & Gamble Co. (The)	190	27,671
		41,883
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	253	46,783
Industrial REITs — 0.6%
Prologis, Inc.	262	29,414
Insurance — 2.0%
Aflac, Inc.	152	11,699
Chubb Ltd.	62	12,934
Globe Life, Inc.	120	13,021
Progressive Corp. (The)	217	30,182
Travelers Cos., Inc. (The)	150	24,571
		92,407
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A *	731	95,645
Alphabet, Inc., Class C * (a)	608	80,108
Meta Platforms, Inc., Class A *	327	98,250
		274,003
IT Services — 1.1%
Accenture plc, Class A	103	31,774
Cognizant Technology Solutions Corp., Class A	278	18,808
		50,582
Life Sciences Tools & Services — 1.3%
Danaher Corp.	122	30,240
Thermo Fisher Scientific, Inc.	55	28,057
		58,297
Machinery — 1.9%
Deere & Co.	106	39,815
Dover Corp.	74	10,324
Otis Worldwide Corp.	267	21,478
Parker-Hannifin Corp. (a)	40	15,515
		87,132

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 1.3%
Charter Communications, Inc., Class A *	49	21,589
Comcast Corp., Class A	876	38,830
		60,419
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	171	6,371
Nucor Corp.	45	7,022
		13,393
Multi-Utilities — 1.1%
Ameren Corp.	40	2,952
CenterPoint Energy, Inc.	364	9,781
CMS Energy Corp.	88	4,644
Dominion Energy, Inc.	152	6,795
Public Service Enterprise Group, Inc.	433	24,664
		48,836
Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	137	23,210
ConocoPhillips	387	46,392
Diamondback Energy, Inc.	176	27,229
EOG Resources, Inc.	257	32,573
Exxon Mobil Corp.	549	64,510
Marathon Oil Corp.	359	9,600
		203,514
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	246	9,096
Personal Care Products — 0.2%
Kenvue, Inc.	585	11,747
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	633	36,752
Eli Lilly & Co.	92	49,210
Johnson & Johnson	267	41,585
Merck & Co., Inc.	210	21,593
		149,140
Professional Services — 0.2%
Leidos Holdings, Inc.	106	9,744
Residential REITs — 0.6%
Equity LifeStyle Properties, Inc.	123	7,845
Sun Communities, Inc.	78	9,284
UDR, Inc.	243	8,653
		25,782
Semiconductors & Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc. *	339	34,882
Analog Devices, Inc.	207	36,204
Lam Research Corp.	60	37,825

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	329	142,953
NXP Semiconductors NV (China)	195	38,966
Qorvo, Inc. *	85	8,092
Teradyne, Inc.	107	10,782
Texas Instruments, Inc.	275	43,688
		353,392
Software — 9.9%
Adobe, Inc. *	98	50,078
Cadence Design Systems, Inc. *	37	8,814
DocuSign, Inc. *	33	1,396
Intuit, Inc.	60	30,485
Microsoft Corp. (a)	989	312,232
Oracle Corp.	195	20,643
Salesforce, Inc. *	77	15,620
ServiceNow, Inc. *	28	15,596
		454,864
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	107	12,928
SBA Communications Corp.	68	13,698
		26,626
Specialty Retail — 2.6%
AutoNation, Inc. *	52	7,961
AutoZone, Inc. *	10	25,037
Best Buy Co., Inc.	178	12,382
Burlington Stores, Inc. *	42	5,714
Lowe's Cos., Inc.	214	44,442
O'Reilly Automotive, Inc. *	7	6,056
TJX Cos., Inc. (The)	184	16,352
		117,944
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	1,829	313,138
Seagate Technology Holdings plc	231	15,230
		328,368
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	195	18,642
Tobacco — 0.4%
Altria Group, Inc.	131	5,481
Philip Morris International, Inc.	135	12,525
		18,006
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	63	8,871
Total Common Stocks (Cost $3,969,667)		4,428,002

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 2.1%
Put Options Purchased — 2.1%
S&P 500 Index
10/31/2023 at USD 4,340.00 , European Style
Notional Amount: USD 4,521,320
Counterparty: Exchange-Traded * (Cost $47,216)	10,544	97,057
	SHARES (000)
Short-Term Investments — 3.4%
Investment Companies — 3.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c) (Cost $155,621)	155,621	155,621
Total Investments — 101.5% (Cost $4,172,504)		4,680,680
Liabilities in Excess of Other Assets — (1.5)%		(69,569)
NET ASSETS — 100.0%		4,611,111

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	423	12/15/2023	USD	91,511	(2,029)

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	10,544	USD 4,521,320	USD 4,825.00	10/31/2023	(137)
Written Put Options Contracts as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	10,544	USD 4,521,320	USD 3,650.00	10/31/2023	(3,248)
Total Written Options Contracts (Premiums Received $42,571)						(3,385)

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures and options contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,680,680	$—	$—	$4,680,680
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,029)	$—	$—	$(2,029)
Options Written (a)
Call Options Written	(137)	—	—	(137)
Put Options Written	(3,248)	—	—	(3,248)
Total Depreciation in Other Financial Instruments	$(5,414)	$—	$—	$(5,414)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$87,650	$515,545	$447,574	$—	$—	$155,621	155,621	$1,382	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.